Fair value measurements (Nonrecurring Fair Value Measurements) (Detail) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jan. 31, 2017 Rig	Oct. 31, 2016 Rig
Predecessor
Fair Value of Other Financial Instruments
Loss on impairment of other assets | $				$ 1,393	$ 16,207	$ 0
Number of drilling rigs to be sold | Rig								4
Significant Unobservable Inputs (Level 3) | Nonrecurring Fair Value Measurements
Fair Value of Other Financial Instruments
Annual inflation rate	2.30%	2.42%
Credit-adjusted risk-free interest rate		20.00%
Significant Unobservable Inputs (Level 3) | Nonrecurring Fair Value Measurements | Minimum
Fair Value of Other Financial Instruments
Credit-adjusted risk-free interest rate	5.20%
Significant Unobservable Inputs (Level 3) | Nonrecurring Fair Value Measurements | Maximum
Fair Value of Other Financial Instruments
Credit-adjusted risk-free interest rate	7.40%
Significant Unobservable Inputs (Level 3) | Predecessor | Nonrecurring Fair Value Measurements
Fair Value of Other Financial Instruments
Annual inflation rate				2.42%	2.91%
Credit-adjusted risk-free interest rate				17.05%	15.09%
Loss on impairment of other assets | $			$ 6,015	$ 0		$ 0
Number of drilling rigs to be sold | Rig							4